Related party transactions - Summary of Related Party Balances Existed with Associate or Joint Venture Businesses (Details) - Joint ventures - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Transactions between Related Parties [Line Items]
Sales to joint ventures	€ 1,060	€ 1,004
Purchases from joint ventures	127	118
Receivables from joint ventures	71	80
Payables to joint ventures	36	43
Loans to joint ventures	241	255
Royalties and service fees	€ 20	€ 21